Consolidated Statements Of Cash Flows (USD $) In Thousands	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Cash flows from operating activities
Net income	$ 101,539	$ 77,562	$ 60,853
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization of property and equipment	16,407	12,190	10,362
Amortization of intangible assets	529	79	159
Amortization of land use rights	83	81	81
Loss on disposal of property and equipment	431	214	14
Impairment of goodwill		76
Loss on disposal of subsidiaries	1,537
Share-based compensation expense	15,045	16,183	16,750
Allowance for doubtful accounts	55	27	17
Write off of the amount due from related parties	406
Waived rental expense by noncontrolling shareholder			22
Deferred income taxes	(1,154)	(1,871)	(1,143)
Changes in operating assets and liabilities
Accounts receivables	314	(410)	(661)
Prepaid expenses and other current assets	(10,012)	(7,953)	(387)
Inventory	91	(1,982)	(4,309)
Long term deposit	(3,859)	(1,645)	(2,017)
Long term prepaid rent	(816)	(521)	(1,328)
Accounts payable	(2,068)	1,746	2,141
Accrued expenses and other current liabilities	19,749	13,857	1,136
Income taxes payable	929	2,023	910
Deferred revenue	76,627	32,322	14,568
Amounts due to related parties	(14)	(88)	14
Net cash provided by operating activities	215,819	141,890	97,182
Cash flows from investing activities
Restricted cash paid for establishing new school subsidiaries	(2,687)	(43)	(29)
Bank deposits maturing over three months	(7,092)	(78,108)	(6,012)
Purchase of short term investments	(139,903)
Purchase of Newave, net of cash acquired of US$72	(1,720)
Purchase of property and equipment	(49,138)	(19,558)	(15,998)
Proceeds from disposal of property and equipment	1,714	333	247
Purchase of intangible assets	(415)
Proceeds received from disposal of Mingshitang	150
Proceeds received from disposal of Beijing Tomorrow Oriental Technology Co., Ltd. ("Tomorrow Oriental")	1,127
Net cash used in investing activities	(198,152)	(97,925)	(22,262)
Cash flows from financing activities
Proceeds from issuance of common share upon exercise of share option	6,432	12,446	5,322
Cash paid for shares repurchased		(29,996)	(35,455)
Proceeds from changes in amount due to related parties			8
Net cash used in financing activities	6,432	(17,550)	(30,125)
Effects of exchange rate changes	12,057	(83)	1,537
Net change in cash and cash equivalents	36,156	26,332	46,332
Cash and cash equivalents at beginning of year	281,104	254,772	208,440
Cash and cash equivalents at end of year	317,260	281,104	254,772
Supplement disclosure of cash flow information
Income taxes paid	7,977	5,823	7,426
Non-cash investing and financing activities:
Payable for purchase of property and equipment	7,475	3,374	1,817
Payable for acquisition of Tongwen	193	183	550
Payable for acquisition of Newave	4,243
Mingshitang [Member]
Cash flows from investing activities
Purchase of business, net of cash acquired and deposit paid in previous year			43
Tongwen [Member]
Cash flows from investing activities
Purchase of business, net of cash acquired and deposit paid in previous year	$ (188)	$ (549)	$ (513)